Consolidated Statements of Stockholders' Equity (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010			$ 4,000	$ 26,010,000	$ (23,726,000)	$ 2,288,000
Beginning Balance, Shares at Dec. 31, 2010			3,579,114
Stock compensation expense				131,000		131,000
Net income					2,247,000	2,247,000
Ending Balance, Amount at Dec. 31, 2011			4,000	26,141,000	(21,479,000)	4,666,000
Ending Balance, Shares at Dec. 31, 2011			3,579,114
Stock compensation expense				101,000		101,000
Issuance of Shares For Acquisition, Amount				300,000		300,000
Issuance of Shares For Acquisition, Shares			66,667
Issuance of Shares For Private Placement, Amount			1,000	6,527,000		6,528,000
Issuance of Shares For Private Placement, Shares			1,185,851
Issuance of Shares For conversion of Junior Subordinated Notes, Amount			1,000	5,203,000		5,204,000
Issuance of Shares For conversion of Junior Subordinated Notes, Shares			867,461
Issuance of Shares For Costs Associated with Private Placement, Amount
Issuance of Shares For Costs Associated with Private Placement, Shares			12,000
Dividends Paid				(359,000)		(359,000)
Net income					2,548,000	2,548,000
Ending Balance, Amount at Dec. 31, 2012			$ 6,000	$ 37,913,000	$ (18,931,000)	$ 18,988,000
Ending Balance, Shares at Dec. 31, 2012			5,711,093